Stock-Based Compensation - Schedule of Non-Vested Options (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Options on F shares [Member]
Schedule of Non-Vested Options [Line Items]
Weighted-average grant date fair value, Beginning balance (in Dollars per share)
Weighted-average grant date fair value, Ending balance (in Dollars per share)
Weighted-average grant date fair value, Granted (in Dollars per share)
Weighted-average grant date fair value, Vested (in Dollars per share)
Weighted-average grant date fair value, Non-vested forfeited or cancelled (in Dollars per share)
Options on Ordinary shares [Member]
Schedule of Non-Vested Options [Line Items]
Number of shares under options, Beginning balance	1,200
Weighted-average grant date fair value, Beginning balance (in Dollars per share)	$ 4.29
Number of shares under options, Ending balance	1,200	1,200
Weighted-average grant date fair value, Ending balance (in Dollars per share)	$ 4.29	$ 4.29
SEAL Ordinary Shares under options, Beginning balance	575,024	245,165
Weighted-average exercise price, Beginning balance (in Dollars per share)	$ 0.04	$ 0.01
Weighted average remaining contractual term, beginning balance	6 years 1 month 20 days	6 years 7 months 24 days
Aggregate intrinsic value, Beginning balance (in Dollars)	$ 2,152,900	$ 1,505,313
SEAL Ordinary Shares under, Ending balance	211,158	575,024
Weighted-average exercise price, Ending balance (in Dollars per share)	$ 0.08	$ 0.04
Weighted average remaining contractual term, Ending balance	5 years 4 months 17 days	6 years 1 month 20 days
Aggregate intrinsic value, Ending balance (in Dollars)	$ 648,096	$ 2,152,900
Number of shares under options, Granted	1,230,670	3,042,652
Weighted-average grant date fair value, Granted (in Dollars per share)	$ 3.45	$ 2.94
Number of shares under options, Vested	1,230,670	3,041,165
Weighted-average grant date fair value, Vested (in Dollars per share)	$ 3.45	$ 2.93
Number of shares under options, Non-vested forfeited or cancelled
Weighted-average grant date fair value, Non-vested forfeited or cancelled (in Dollars per share)
SEAL Ordinary Shares under options, Of which vested	573,824	245,165
Weighted-average exercise price, Of which vested	0.04	0.01
Weighted average remaining contractual term, Of which vested	6 years 1 month 20 days	6 years 7 months 24 days
Aggregate intrinsic value, Of which vested (in Dollars)	$ 2,148,376	$ 1,505,313
SEAL Ordinary Shares under options, Granted	1,230,670	3,042,652
Weighted-average exercise price,Granted (in Dollars per share)	$ 0.02	$ 0.01
Aggregate intrinsic value, Granted (in Dollars)
SEAL Ordinary Shares under options, Exercised or converted	(1,588,536)	(2,647,019)
Weighted-average exercise price, Exercised or converted (in Dollars per share)	$ 0.01	$ 0.01
Aggregate intrinsic value, Exercised or converted (in Dollars)	$ 5,203,593	$ 9,471,366
SEAL Ordinary Shares under, Forfeited or cancelled	(6,000)	(65,774)
Weighted-average exercise price, Forfeited or cancelled (in Dollars per share)	$ 2.5	$ 0.01
Forfeited or cancelled (in Dollars)
Options on Ordinary shares [Member] | Equity Option [Member]
Schedule of Non-Vested Options [Line Items]
SEAL Ordinary Shares under options, Of which vested	209,958
Weighted-average exercise price, Of which vested	0.08
Weighted average remaining contractual term, Of which vested	5 years 4 months 17 days
Aggregate intrinsic value, Of which vested (in Dollars)	$ 644,328
Options on F shares [Member]
Schedule of Non-Vested Options [Line Items]
Number of shares under options, Beginning balance
Number of shares under options, Ending balance
SEAL Ordinary Shares under options, Beginning balance
Weighted-average exercise price, Beginning balance (in Dollars per share)
Weighted average remaining contractual term, beginning balance
Aggregate intrinsic value, Beginning balance (in Dollars)
SEAL Ordinary Shares under, Ending balance
Weighted-average exercise price, Ending balance (in Dollars per share)
Weighted average remaining contractual term, Ending balance
Aggregate intrinsic value, Ending balance (in Dollars)
Number of shares under options, Granted
Number of shares under options, Vested
Number of shares under options, Non-vested forfeited or cancelled
Weighted-average exercise price, Of which vested
Aggregate intrinsic value, Of which vested (in Dollars)
SEAL Ordinary Shares under options, Granted
Weighted-average exercise price,Granted (in Dollars per share)
Aggregate intrinsic value, Granted (in Dollars)
Weighted-average exercise price, Exercised or converted (in Dollars per share)
Aggregate intrinsic value, Exercised or converted (in Dollars)
Options on F shares [Member] | Equity Option [Member]
Schedule of Non-Vested Options [Line Items]
Weighted-average exercise price, Of which vested
Aggregate intrinsic value, Of which vested (in Dollars)